Income Tax - Schedule of Current Tax (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Current Tax [Abstract]
Loss before income tax	R$ (28,074)	R$ (34,101)	R$ (244,304)	R$ (112,430)	R$ (73,864)
Income tax recorded in the income for the year	(5,129)	(2,154)	(3,558)	(1,776)	(3,835)
Current tax	(7,356)	(4,515)
Deferred tax	R$ 2,227	R$ 2,361	R$ 6,193	R$ 3,993	R$ 3,956
Effective tax rate	18.26%	6.32%	1.46%	1.58%	5.19%